Document and Entity Information	May 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001845337
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Registrant Name	DAY ONE BIOPHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40431
Entity Tax Identification Number	83-2415215
Entity Address, Address Line One	2000 Sierra Point Parkway
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	484-0899
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DAWN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false